SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	Mar. 27, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Fair value of contingent liability	$ 4,400